Condensed Consolidated Statements of Mezzanine Equity and Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	CCCIS Issued Common Stock [Member] Class A Ordinary [Member]	CCCIS Issued Common Stock [Member] Class A Ordinary [Member] Previously Reported [Member]	CCCIS Issued Common Stock [Member] Class B Ordinary [Member]	CCCIS Issued Common Stock [Member] Class B Ordinary [Member] Previously Reported [Member]	Common Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Previously Reported [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Retained Earnings (Accumulated Deficit) [Member]	Retained Earnings (Accumulated Deficit) [Member] Previously Reported [Member]	Accumulated Other Comprehensive Loss	Accumulated Other Comprehensive Loss Previously Reported [Member]
Beginning Balance at Dec. 31, 2018	$ 1,569,825	$ 1,569,825		$ 1			$ 50			$ 1,484,133	$ 1,484,182	$ 85,950	$ 85,950	$ (308)	$ (308)
Balance Balance, Shares at Dec. 31, 2018				1,450,978		27,405	503,464,378
Beginning Balance , Redeemable Non-Controlling Interest at Dec. 31, 2018									$ 0
Stock-based compensation expense	7,124									7,124
Exercise of stock options—net of tax	595									595
Exercise of stock options—net of tax , Shares							234,299
Repurchase and cancellation of Series B common stock	(148)									(148)
Repurchase and cancellation of Series B common stock , Shares							(42,909)
Foreign currency translation adjustment	(89)													(89)
Net loss (income)	(210,340)											(210,340)
Cumulative effect of change in accounting principle related to revenue recognition related to revenue recognition	11,896											11,896
Retrospective application of the recapitalization due to Business Combination			$ (1)				$ 50			(49)
Retrospective application of the recapitalization due to Business Combination (Shares)			(1,450,978)		(27,405)		503,464,378
Ending Balance at Dec. 31, 2019	1,378,863						$ 50			1,491,704		(112,494)		(397)
Ending Balance, Shares at Dec. 31, 2019							503,655,768
Issuance of non-controlling interest in subsidiary								$ 14,179
Issuance of common stock	1,560									1,560
Issuance of common stock (Shares)							340,551
Stock-based compensation expense	7,486									7,486
Exercise of stock options—net of tax	692									692
Exercise of stock options—net of tax , Shares							330,675
Repurchase and cancellation of Series B common stock	(236)									(236)
Repurchase and cancellation of Series B common stock , Shares							(52,104)
Foreign currency translation adjustment	126													126
Net loss (income)	(16,876)											(16,876)
Ending Balance , Redeemable Non-Controlling Interest at Dec. 31, 2020	14,179							14,179
Ending Balance at Dec. 31, 2020	$ 1,371,615						$ 50			$ 1,501,206		$ (129,370)		$ (271)
Ending Balance, Shares at Dec. 31, 2020	1,371,615						504,274,890			1,501,206		(129,370)		(271)
Issuance of common stock	$ 1,007									$ 1,007
Issuance of common stock (Shares)							110,679
Stock-based compensation expense	11,838									11,838
Stock-based compensation expense, Shares							883,729
Exercise of stock options—net of tax	444									444
Exercise of stock options—net of tax , Shares							161,080
Dividend to CCCIS stockholders	(134,551)											$ (134,551)
Foreign currency translation adjustment	7													$ 7
Net loss (income)	(5,084)											(5,084)
Ending Balance , Redeemable Non-Controlling Interest at Mar. 31, 2021								14,179
Ending Balance at Mar. 31, 2021	1,245,276						$ 50			1,514,495		(269,005)		(264)
Ending Balance, Shares at Mar. 31, 2021							505,430,378
Beginning Balance at Dec. 31, 2020	$ 1,371,615						$ 50			$ 1,501,206		$ (129,370)		$ (271)
Balance Balance, Shares at Dec. 31, 2020	1,371,615						504,274,890			1,501,206		(129,370)		(271)
Beginning Balance , Redeemable Non-Controlling Interest at Dec. 31, 2020	$ 14,179							14,179
Issuance of Class B ordinary shares to Sponsor	1,007									$ 1,007
Issuance of Class B ordinary shares to Sponsor,Shares							110,679
Stock-based compensation expense	254,965									254,965
Stock-based compensation expense, Shares							883,729
Net equity infusion from the Business Combination	704,841						$ 10			704,831
Net equity infusion from the Business Combination (Shares)							97,740,002
Exercise of stock options—net of tax	5,180									5,180
Exercise of stock options—net of tax , Shares							1,922,019
Exercise of Warrants—Net	60,462						$ 1			60,461
Exercise of Warrants—Net, Shares							4,836,977
Dividend to CCCIS stockholders	(269,178)											$ (269,178)
Deemed distribution to CCCIS option holders	(9,006)									(9,006)
Company Vesting Shares granted to CCCIS stockholders										98,885		(98,885)
Foreign currency translation adjustment	(44)													$ (44)
Net loss (income)	(248,919)											(248,919)
Ending Balance , Redeemable Non-Controlling Interest at Dec. 31, 2021	14,179							14,179
Ending Balance at Dec. 31, 2021	1,872,318						$ 61			2,618,924		(746,352)		(315)
Ending Balance, Shares at Dec. 31, 2021							609,768,296
Tax effect of Business Combination transaction costs	$ 1,395									1,395
Issuance of common stock (Shares)	15,000,000						27,314
Stock-based compensation expense	$ 23,644									23,644
Exercise of stock options—net of tax	10,633									10,633
Exercise of stock options—net of tax , Shares							3,961,270
Exercise of Warrants—Net							$ 1,246
Foreign currency translation adjustment	9													9
Net loss (income)	11,975											11,975
Ending Balance , Redeemable Non-Controlling Interest at Mar. 31, 2022	14,179							$ 14,179
Ending Balance at Mar. 31, 2022	1,918,579						$ 61			$ 2,653,201		$ (734,377)		$ (306)
Ending Balance, Shares at Mar. 31, 2022							613,758,126
Tax effect of Business Combination transaction costs	$ 763,300